Leases - From the date of initial recognition (Details) ₽ in Millions	9 Months Ended
Sep. 30, 2019 RUB (₽)
Lease liabilities
Balance at the beginning	₽ 1,068
Additions	644
Interest expense	65
Payments	(439)
Balance at the end	1,338
Short-term portion of lease liabilities	322
Office buildings
Right-of-use assets
Balance at the beginning	1,082
Additions	687
Depreciation	(278)
Balance at the end	₽ 1,491